Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Significant Accounting Policies [Line Items]
Changes in fair value of short-term investments	$ 0	$ 0	$ 0
Impairment of goodwill	0	0	0
Impairment of long-lived assets	0	0	0
Business tax and related surcharges	3,001,000	1,238,000	523,000
Marketing and advertising costs	8,546,000	2,929,000	1,781,000
Other income, cash subsidies from PRC government	40,000	155,000	148,000
Deferral relating to cash subsidy from PRC government	0	0
Term of reimbursement received, return of using DB's services	5 years
Total fixed monetary reimbursements, return of using DB's services	2,300,000
Other income, reimbursement of using DB's services	459,000	306,000	0
Employee benefit expenses	1,845,000	1,250,000	829,000
Interest and penalties associated with tax positions	0	0	0
Unrecognized uncertain tax positions	0	0
Profit appropriation to statutory reserve	2,938,000	0	0
Profit appropriation to other reserve funds	0	0	0
Number of operating segments	2
Net revenues	91,768,000	40,671,000	17,695,000
Indefinite-lived intangible assets	0	0	0
PRC [Member]
Schedule of Significant Accounting Policies [Line Items]
Net revenues	55,241,000	23,017,000	11,484,000
Overseas [Member]
Schedule of Significant Accounting Policies [Line Items]
Net revenues	$ 36,527,000	$ 17,654,000	$ 6,211,000
China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term investments placed with banks, original maturities	3 months
Term deposits, original maturities	1 year
Short-term investments, original maturities	1 year
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Term deposits, original maturities	3 months